Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026
F/m Emerald Special Situations ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	87.47%	16.57%	20.25%
Russell 3000
Average Annual Return [Line Items]
Average Annual Return, Percent	29.41%	10.34%	12.90%